Segment information	6 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment information

12. Segment information

Operating segments are identified on the basis of whether the allocation of resources and/or the assessment of performance of a particular component of the Company’s activities are regularly reviewed by the Company’s chief operating decision maker as a separate operating segment. By these criteria, the activities of the Company are considered to be one segment being the development of adult stem cell technology platform for commercialization, and the segmental analysis is the same as the analysis for the Company as a whole. The chief operating decision maker (Chief Executive Officer) reviews the consolidated income statement, balance sheet, and statement of cash flows regularly to make decisions about the Company’s resources and to assess overall performance.